Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

The Company is organized into two reportable segments, Ingalls and Newport News, consistent with how management makes operating decisions and assesses performance. In 2014, the Company realigned its segments in order to optimize its operating structure. As a result of this realignment, the Company's AMSEC and Continental Maritime of San Diego ("CMSD") businesses were transferred from the Ingalls segment to the Newport News segment. The Company has reflected the 2014 realignment in prior financial reporting periods on an as-if basis, which has resulted in the transfer of revenue, operating profit, assets, and liabilities between the Ingalls and Newport News segments. None of these changes impacted our previously reported consolidated financial position, results of operations or cash flows.

U.S. Government Sales - Revenues from the U.S. Government include revenues from contracts for which HII is the prime contractor as well as contracts for which the Company is a subcontractor and the ultimate customer is the U.S. Government. The Company derives substantially all of its revenues from the U.S. Government.

Assets - Substantially all of the Company's assets are located or maintained in the United States.

Results of Operations by Segment

	Year Ended December 31
($ in millions)	2013	2012	2011
Sales and Service Revenues
Ingalls	$2,441	$2,532	$2,582
Newport News	4,382	4,180	4,010
Intersegment eliminations	(3)	(4)	(17)
Total sales and service revenues	$6,820	$6,708	$6,575
Operating Income (Loss)
Ingalls	$165	$85	$(230)
Newport News	402	372	352
Total segment operating income (loss)	567	457	122
Non-segment factors affecting operating income (loss)
FAS/CAS Adjustment	(61)	(80)	(23)
Deferred state income taxes	6	(19)	1
Total operating income (loss)	$512	$358	$100

Sales transactions between segments are generally recorded at cost.

Goodwill Impairment Charge - The operating loss at Ingalls for the year ended December 31, 2011, reflects a goodwill impairment charge of $290 million.

Other Financial Information

The following tables present, by segment, the Company's assets, capital expenditures, and depreciation and amortization.

	December 31
($ in millions)	2013	2012	2011
Assets
Ingalls	$1,663	$1,620	1,637
Newport News	3,111	3,068	2,960
Corporate	1,451	1,704	1,472
Total assets	$6,225	$6,392	$6,069

	Year Ended December 31
($ in millions)	2013	2012	2011
Capital Expenditures
Ingalls	$44	$37	$60
Newport News	93	125	134
Corporate	2	—	3
Total capital expenditures	$139	$162	$197

	Year Ended December 31
($ in millions)	2013	2012	2011
Depreciation and Amortization
Ingalls	$125	$89	$91
Newport News	100	95	93
Corporate	1	—	—
Total depreciation and amortization	$226	$184	$184